Nature of Operations (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage	43.73%
PCB [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Cash payment to be received for sale of discontinued operations	$ 32,000
Additional cash payment to be received for sale of discontinued operations	$ 3,000